Contingencies and Guarantees - Additional information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2013 purchase_order	Sep. 30, 2014
Loss Contingencies [Line Items]
Number of non-cancelable purchase orders executed	2
Non-cancelable purchase order commitment	$ 1.4
Non-cancelable purchase order delivery period	18 months
Non-cancelable purchase order commitment remained	1.4	0.7
Defense Contract Audit Agency | Preliminary Audit Report
Loss Contingencies [Line Items]
Claimed cost, subject to potential penalty		$ 0.8